Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature              City     State    and Date of Signing:
Susan E. Boyd          Summit,  NJ       11-3-2011
--------------------   ----------------  ---------------
Signature              City     State    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   219
Form 13F Information Table Value Total: $214,554 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 09/30/2011

							Market		SH/		Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	107		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	29		400	SH	Sole		None	400	0	0
A.O. Smith Corporation	COM		831865209	21		650	SH	Sole		None	650	0	0
AOL Time Warner, Inc.	COM		00184X105	0		1	SH	Sole		None	1	0	0
Abbott Laboratories	COM		002824100	133		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS Cl A	G1151C101	26		500	SH	Sole		None	500	0	0
Acorn Energy Inc.	COM		004848107	4		700	SH	Sole		None	700	0	0
Actuant Corporation 	CL A New	00508X203	1924		97420	SH	Sole		None	97420	0	0
Advantage Oil & Gas Ltd	COM		00765F101	9		2500	SH	Sole		None	2500	0	0
Agilent Technologies 	COM		00846U101	37		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	3958		51821	SH	Sole		None	51821	0	0
Airgas, Inc.		COM		009363102	2292		35915	SH	Sole		None	35915	0	0
Alexander & Baldwin	COM		014482103	2782		76160	SH	Sole		None	76160	0	0
Altria Group Inc	COM		02209S103	43		1600	SH	Sole		None	1600	0	0
Ameresco Inc.		CL A		02361E108	22		2200	SH	Sole		None	2200	0	0
American States Water 	COM		029899101	41		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	83		1534	SH	Sole		None	1534	0	0
Annaly Capital Mgmt	COM		035710409	1830		110070	SH	Sole		None	110070	0	0
Anworth Mortgage Asset 	COM		037347101	14		2000	SH	Sole		None	2000	0	0
Apache Corp		COM		037411105	1221		15212	SH	Sole		None	15212	0	0
Apple, Inc.		COM		037833100	5434		14250	SH	Sole		None	14250	0	0
Ares Capital Corp	COM		04010L103	2557		185709	SH	Sole		None	185709	0	0
Arthur J. Gallagher&Co	COM		363576109	3135		119207	SH	Sole		None	119207	0	0
BHP Billiton Ltd	Spons  ADR	088606108	312		4700	SH	Sole		None	4700	0	0
Ball Corp		COM		058498106	1719		55414	SH	Sole		None	55414	0	0
Barrick Gold Corp	COM		067901108	623		13360	SH	Sole		None	13360	0	0
Baytex Energy Corp	Trust Unit	073176109	3017		72392	SH	Sole		None	72392	0	0
Berkshire Hathaway 	CL B New	084670702	39		550	SH	Sole		None	550	0	0
BlackRock Kelso Capital COM 		092533108	35		4800	SH	Sole		None	4800	0	0
BorgWarner Inc. 	COM 		099724106	300		4950	SH	Sole		None	4950	0	0
Brookfield Asset Mgmt	CLALimVShs	112585104	2515		91280	SH	Sole		None	91280	0	0
Brookfield Properties 	COM		112900105	2488		180700	SH	Sole		None	180700	0	0
Brookfield Residential	COM		11283W104	2297		345340	SH	Sole		None	345340	0	0
C. R. Bard, Inc.	COM		067383109	13		150	SH	Sole		None	150	0	0
CVS Corp		COM		126650100	41		1235	SH	Sole		None	1235	0	0
California Water Svc	COM		130788102	33		1840	SH	Sole		None	1840	0	0
Canadian Natural Res	COM		136385101	322		11010	SH	Sole		None	11010	0	0
Caterpillar Inc		COM		149123101	2734		37028	SH	Sole		None	37028	0	0
Chevron Corporation	COM		166764100	1869		20190	SH	Sole		None	20190	0	0
Chimera Investment Corp	COM		16934Q109	1301		469727	SH	Sole		None	469727	0	0
China Biologic Products COM		16938C106	14		2000	SH	Sole		None	2000	0	0
China Ming Yang Wind 	SponsADR	16951C108	36		13500	SH	Sole		None	13500	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	1033		21200	SH	Sole		None	21200	0	0
Citigroup Inc		COM		172967101	1997		77969	SH	Sole		None	77969	0	0
Clean Energy Fuels Corp	COM		184499101	19		1750	SH	Sole		None	1750	0	0
Coach, Inc.		COM		189754104	1575		30395	SH	Sole		None	30395	0	0
Coca-Cola Co		COM		191216100	27		400	SH	Sole		None	400	0	0
Cognizant Technology 	CL A		192446102	377		6020	SH	Sole		None	6020	0	0
Colgate-Palmolive Co	COM		194162103	55		621	SH	Sole		None	621	0	0
CompParanaensedeEnergia	SpADRpf		20441B407	7		370	SH	Sole		None	370	0	0
Comp Cervecerias Unidas Sp ADR		204429104	92		1785	SH	Sole		None	1785	0	0
Compass Minerals Intl	COM		20451N101	2829		42360	SH	Sole		None	42360	0	0
Corrections Corp Amer	COM		22025Y407	1		64	SH	Sole		None	64	0	0
Costco Wholesale Corp	COM		22160K105	549		6687	SH	Sole		None	6687	0	0
Covidien PLC		SHS		G2554F105	22		500	SH	Sole		None	500	0	0
Crexus Investment Corp.	COM		226553105	896		100946	SH	Sole		None	100946	0	0
Ctrip.com Intl Ltd	ADS 		22943F100	943		29327	SH	Sole		None	29327	0	0
Cummins, Inc. 		COM		231021106	1748		21406	SH	Sole		None	21406	0	0
Deere & Company		COM		244199105	1545		23925	SH	Sole		None	23925	0	0
Devon Energy Corp	COM		25179M103	76		1364	SH	Sole		None	1364	0	0
Discovery Comms		COM Ser A	25470F104	38		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	30		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	16		800	SH	Sole		None	800	0	0
EMC Corporation		COM		268648102	2906		138448	SH	Sole		None	138448	0	0
El Paso Corp		COM		28336L109	2379		136110	SH	Sole		None	136110	0	0
El Paso Pipeline Ptnrs	ComUtLP1	283702108	684		19273	SH	Sole		None	19273	0	0
Elster Group SE 	SpADR		290348101	506		33830	SH	Sole		None	33830	0	0
Embotelladora Andina SA	ADR B		29081P303	2452		100065	SH	Sole		None	100065	0	0
Emerson Electric Co.	COM		291011104	760		18407	SH	Sole		None	18407	0	0
Energy Transfer Equity	COMULTDP	29273V100	1772		50940	SH	Sole		None	50940	0	0
Energy Transfer Ptrs	UtLTDPtn	29273R109	1161		28315	SH	Sole		None	28315	0	0
Enterprise Products Ptr	COM		293792107	1777		44250	SH	Sole		None	44250	0	0
Equity Residential 	SH Ben Int	29476L107	41		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3085		42470	SH	Sole		None	42470	0	0
Flamel Technologies 	SpADR		338488109	8		1800	SH	Sole		None	1800	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	3886		59952	SH	Sole		None	59952	0	0
Freeport-McMoRan 	COM		35671D857	3021		99225	SH	Sole		None	99225	0	0
General Electric 	COM		369604103	3		200	SH	Sole		None	200	0	0
Genuine Parts Co	COM		372460105	3281		64580	SH	Sole		None	64580	0	0
Goldman Sachs Gr Inc	COM		38141G104	76		800	SH	Sole		None	800	0	0
Google Inc. 		CL A		38259P508	2198		4267	SH	Sole		None	4267	0	0
H. J. Heinz Company	COM		423074103	144		2850	SH	Sole		None	2850	0	0
HDFC Bank Ltd		ADRReps3Sh	40415F101	218		7465	SH	Sole		None	7465	0	0
HSBC Holdings Plc 	SpADRnew	404280406	3154		82909	SH	Sole		None	82909	0	0
Halliburton Co		COM		406216101	34		1100	SH	Sole		None	1100	0	0
Hatteras Finl Corp	COM		41902R103	796		31655	SH	Sole		None	31655	0	0
Henry Schein Inc	COM		806407102	1820		29350	SH	Sole		None	29350	0	0
Home Depot Inc		COM		437076102	1667		50705	SH	Sole		None	50705	0	0
Home Inns & Hotels Mgmt	SpADR		43713W107	771		29900	SH	Sole		None	29900	0	0
Hubbell Inc.		CL B		443510201	2013		40635	SH	Sole		None	40635	0	0
ICICI Bank Ltd.		ADR		45104G104	205		5890	SH	Sole		None	5890	0	0
ITT Corp		COM		450911102	2000		47623	SH	Sole		None	47623	0	0
Inergy LP		Unit LTD Ptn	456615103	26		1050	SH	Sole		None	1050	0	0
Int'l Bus Machines	COM		459200101	2615		14955	SH	Sole		None	14955	0	0
Interface Inc.		CL A		458665106	7		600	SH	Sole		None	600	0	0
Intuit Inc.		COM		461202103	47		1000	SH	Sole		None	1000	0	0
Intuitive Surgical	COM new		46120E602	18		50	SH	Sole		None	50	0	0
Johnson & Johnson	COM		478160104	961		15090	SH	Sole		None	15090	0	0
Johnson Controls Inc	COM		478366107	1001		37975	SH	Sole		None	37975	0	0
Kimberly-Clark Corp	COM		494368103	14		200	SH	Sole		None	200	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	591		8648	SH	Sole		None	8648	0	0
Kinder Morgan Inc.	COM		49456B101	141		5455	SH	Sole		None	5455	0	0
Kindred Healthcare Inc	COM		494580103	4		471	SH	Sole		None	471	0	0
Laboratory Corp America	COM		50540R409	24		300	SH	Sole		None	300	0	0
Life Technologies Corp.	COM		53217V109	2930		76252	SH	Sole		None	76252	0	0
Linn Energy LLC		Unit LTD Liab	536020100	394		11050	SH	Sole		None	11050	0	0
Littlefuse, Inc.	COM		537008104	1058		26323	SH	Sole		None	26323	0	0
MFA Mortg Investments	COM		55272X102	1397		199000	SH	Sole		None	199000	0	0
MacquarieInfrastructure	Memb Int	55608B105	17		750	SH	Sole		None	750	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	2361		39082	SH	Sole		None	39082	0	0
Maxwell Technologies	COM		577767106	7		400	SH	Sole		None	400	0	0
McDonald's Corp		COM		580135101	2731		31095	SH	Sole		None	31095	0	0
Medco Health Solutions 	COM		58405U102	1968		41977	SH	Sole		None	41977	0	0
Merck & Co		COM		58933Y105	33		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	11		400	SH	Sole		None	400	0	0
Mettler-Toledo Intl Inc	COM		592688105	1099		7850	SH	Sole		None	7850	0	0
Microsoft Corp		COM		594918104	56		2250	SH	Sole		None	2250	0	0
NextEra Energy, Inc.	COM		65339F101	16		300	SH	Sole		None	300	0	0
Och-Ziff Cap Mgmt Grp	Cl A		67551U105	759		83156	SH	Sole		None	83156	0	0
Oculus Innovative Sci	COM		67575P108	1		800	SH	Sole		None	800	0	0
Openwave Systems, Inc.	COM new		683718308	0		200	SH	Sole		None	200	0	0
Oracle Corporation	COM		68389X105	1129		39294	SH	Sole		None	39294	0	0
PT Telekomunikasi Indon	SP ADR		715684106	809		24450	SH	Sole		None	24450	0	0
Paccar Inc		COM		693718108	71		2090	SH	Sole		None	2090	0	0
Pall Corp		COM		696429307	3181		75030	SH	Sole		None	75030	0	0
Patterson Cos. Inc.	COM		703395103	2742		95780	SH	Sole		None	95780	0	0
Penn West Petroleum 	COM		707887105	933		63200	SH	Sole		None	63200	0	0
Pentair Inc		COM		709631105	2642		82550	SH	Sole		None	82550	0	0
Pepsico Inc		COM		713448108	754		12173	SH	Sole		None	12173	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	10		431	SH	Sole		None	431	0	0
Pfizer Inc		COM		717081103	445		25162	SH	Sole		None	25162	0	0
Pharmacyclics, Inc.	COM		716933106	18		1500	SH	Sole		None	1500	0	0
Plains All Amer Pipel	UtLTD Ptn	726503105	1775		30130	SH	Sole		None	30130	0	0
Plains Explor&Prod Co 	COM		726505100	15		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	2793		80460	SH	Sole		None	80460	0	0
Praxair Inc		COM		74005P104	3674		39300	SH	Sole		None	39300	0	0
Procter & Gamble Co	COM		742718109	732		11580	SH	Sole		None	11580	0	0
Prudential Financial	COM		744320102	229		4897	SH	Sole		None	4897	0	0
Qualcomm		COM		747525103	765		15728	SH	Sole		None	15728	0	0
RPM International, Inc.	COM		749685103	2683		143470	SH	Sole		None	143470	0	0
Regions Financial Corp	COM		7591EP100	285		85450	SH	Sole		None	85450	0	0
Roper Industries, Inc.	COM		776696106	69		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	470		7636	SH	Sole		None	7636	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	16		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	2091		46145	SH	Sole		None	46145	0	0
Schlumberger N.V.	COM		806857108	203		3400	SH	Sole		None	3400	0	0
Seadrill Ltd.		SHS		G7945E105	2721		98832	SH	Sole		None	98832	0	0
Senior Hsg Pptys Tr	SH Ben Int	81721M109	2723		126425	SH	Sole		None	126425	0	0
Simpson Manufacturing 	COM		829073105	1860		74625	SH	Sole		None	74625	0	0
Solar Capital Ltd	COM		83413U100	2332		115863	SH	Sole		None	115863	0	0
Southern Co		COM		842587107	13		300	SH	Sole		None	300	0	0
Starwood Property Trust	COM		85571B105	3828		223080	SH	Sole		None	223080	0	0
Supervalu Inc.		COM		868536103	36		5404	SH	Sole		None	5404	0	0
Teekay Offshore Ptners	Ptnr Int	Y8565J101	1137		46239	SH	Sole		None	46239	0	0
Tennant Company		COM		880345103	27		750	SH	Sole		None	750	0	0
First of Long Island 	COM		320734106	11		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	1313		225950	SH	Sole		None	225950	0	0
Sherwin-Williams Co	COM		824348106	2875		38690	SH	Sole		None	38690	0	0
The Walt Disney Co	COM		254687106	18		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	3354		66231	SH	Sole		None	66231	0	0
Time Warner Cable Inc.	COM		88732J207	0		2	SH	Sole		None	2	0	0
Time Warner, Inc.	COM new		887317303	0		11	SH	Sole		None	11	0	0
Transocean Ltd		Reg SHS		H8817H100	2		47	SH	Sole		None	47	0	0
Transwitch Corp		COM new		894065309	0		125	SH	Sole		None	125	0	0
Unilever NV		NY SHS New	904784709	217		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	94		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	2250		100845	SH	Sole		None	100845	0	0
WPP PLC 		ADR		92933H101	695		15100	SH	Sole		None	15100	0	0
Wal-Mart Stores Inc	COM		931142103	1692		32609	SH	Sole		None	32609	0	0
Weatherford Intl	REG		H27013103	1951		159776	SH	Sole		None	159776	0	0
Western Gas Partners 	ComUnLPIn	958254104	1054		31211	SH	Sole		None	31211	0	0
Western Union Co.	COM		959802109	2604		170300	SH	Sole		None	170300	0	0
Williams Companies, Inc	COM		969457100	2991		122880	SH	Sole		None	122880	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
Yamana Gold Inc.	COM		98462Y100	805		58945	SH	Sole		None	58945	0	0
Yum! Brands Inc.	COM		988498101	20		400	SH	Sole		None	400	0	0
Asia Pacific Fund	COM		044901106	19		2050	SH	Sole		None	2050	0	0
Asia Tigers Fd Inc	COM		04516T105	3		197	SH	Sole		None	197	0	0
Calamos Strat Tot RetFd	CMSH Bn Int	128125101	236		29650	SH	Sole		None	29650	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	9		700	SH	Sole		None	700	0	0
StaplesSelectSectorSPDR	SBI Cons Stp	81369Y308	193		6500	SH	Sole		None	6500	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	95		7200	SH	Sole		None	7200	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	6		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	1874		77460	SH	Sole		None	77460	0	0
Korea Equity Fd Inc	COM		50063B104	217		19406	SH	Sole		None	19406	0	0
Market Vectors ETF 	GoldMin ETF	57060U100	3631		65799	SH	Sole		None	65799	0	0
NuveenMultStratIncGro	COM		67073B106	118		15700	SH	Sole		None	15700	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	261		19250	SH	Sole		None	19250	0	0
SPDR Gold Trust		Gold SHS	78463V107	7391		46762	SH	Sole		None	46762	0	0
SPDR S&P500 ETF TR	TR Unit		78462F103	23		200	SH	Sole		None	200	0	0
Shelton Greater ChinaFd	Sh Ben Int	823014105	49		8350	SH	Sole		None	8350	0	0
Singapore Fund Inc	COM		82929L109	57		5000	SH	Sole		None	5000	0	0
Taiwan Fd Inc 		COM		874036106	205		13650	SH	Sole		None	13650	0	0
Thai Fund, Inc.		COM		882904105	39		3300	SH	Sole		None	3300	0	0
Vanguard World Funds	Cons Stp ETF	92204A207	306		4020	SH	Sole		None	4020	0	0
WisdomTree Trust	Emer Mkt ETF	97717W315	792		16730	SH	Sole		None	16730	0	0
IShares TR		DJ Sel Div Inx	464287168	198		4100	SH	Sole		None	4100	0	0
IShares TR		DJHealthCare	464288828	90		1740	SH	Sole		None	1740	0	0
IShares TR		DJ O&G Exp	464288851	37		720	SH	Sole		None	720	0	0
IShares Inc.		MSCI S Korea 	464286772	349		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	280		23700	SH	Sole		None	23700	0	0
Aberdeen AsiaPac IncFd	COM		003009107	2010		291728	SH	Sole		None	291728	0	0
AdventClaymore CvSecInc COM		00764C109	670		46285	SH	Sole		None	46285	0	0
AllianceBernsteinFund	COM		01881E101	2202		276250	SH	Sole		None	276250	0	0
BlackRock Debt Strat Fd	COM		09255R103	5		1198	SH	Sole		None	1198	0	0
Blackrock CredAllInc Tr	COM		092508100	80		6950	SH	Sole		None	6950	0	0
Blackrock Income Tr Inc	COM		09247F100	24		3300	SH	Sole		None	3300	0	0
CurrencyShares Austr Dl	AUST DOLL	23129U101	8		85	SH	Sole		None	85	0	0
Eaton Vance Fltg-Rate	COM		278279104	1561		110800	SH	Sole		None	110800	0	0
Eaton Vance Sr Inc Tr	SH Ben Int	27826S103	258		40900	SH	Sole		None	40900	0	0
Flaherty & Crumr/Clymr 	COM		338478100	24		1500	SH	Sole		None	1500	0	0
MFS Charter Income Tr	SH Ben Int	552727109	194		22750	SH	Sole		None	22750	0	0
MFS Intermediate Inc	SH Ben Int	55273C107	1001		166800	SH	Sole		None	166800	0	0
MorganStanley EmMktsDbt	COM		617477104	523		36125	SH	Sole		None	36125	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	1056		104200	SH	Sole		None	104200	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	443		34050	SH	Sole		None	34050	0	0
SPDR Series Trust	DB IntGvt ETF	78464A490	9		150	SH	Sole		None	150	0	0
WisdomTree Trust	Em Lcl DbtFd	97717X842	9		175	SH	Sole		None	175	0	0
WisdomTree Trust	As Lcl Dbt Fd	97717X867	16		325	SH	Sole		None	325	0	0
iShares TR		Barc 1-3yr Cr	464288646	429		4130	SH	Sole		None	4130	0	0
IShares TR		Intl Infl Lkd	46429B770	7		150	SH	Sole		None	150	0	0